Shareholder Report, Holdings (Details)	Apr. 30, 2025
PGIM S&P 500 Buffer 12 ETF – January
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF – January | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PGIM S&P 500 Buffer 12 ETF – January | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM S&P 500 Buffer 12 ETF – January | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
PGIM S&P 500 Buffer 12 ETF – January | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF – January | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF – January
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF – January | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM S&P 500 Buffer 20 ETF – January | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM S&P 500 Buffer 20 ETF – January | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
PGIM S&P 500 Buffer 20 ETF – January | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF – January | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF – February
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF – February | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.90%
PGIM S&P 500 Buffer 12 ETF – February | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 Buffer 12 ETF – February | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
PGIM S&P 500 Buffer 12 ETF – February | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF – February | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF – February
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF – February | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
PGIM S&P 500 Buffer 20 ETF – February | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM S&P 500 Buffer 20 ETF – February | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
PGIM S&P 500 Buffer 20 ETF – February | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF – February | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF – March
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF – March | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.00%
PGIM S&P 500 Buffer 12 ETF – March | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 Buffer 12 ETF – March | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
PGIM S&P 500 Buffer 12 ETF – March | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF – March | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF – March
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF – March | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
PGIM S&P 500 Buffer 20 ETF – March | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM S&P 500 Buffer 20 ETF – March | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
PGIM S&P 500 Buffer 20 ETF – March | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF – March | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF – April
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF – April | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
PGIM S&P 500 Buffer 12 ETF – April | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM S&P 500 Buffer 12 ETF – April | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
PGIM S&P 500 Buffer 12 ETF – April | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF – April | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF – April
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF – April | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
PGIM S&P 500 Buffer 20 ETF – April | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM S&P 500 Buffer 20 ETF – April | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
PGIM S&P 500 Buffer 20 ETF – April | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF – April | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF – May
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF – May | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
PGIM S&P 500 Buffer 12 ETF – May | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM S&P 500 Buffer 12 ETF – May | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
PGIM S&P 500 Buffer 12 ETF – May | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM S&P 500 Buffer 12 ETF – May | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM S&P 500 Buffer 20 ETF – May
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF – May | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
PGIM S&P 500 Buffer 20 ETF – May | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM S&P 500 Buffer 20 ETF – May | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
PGIM S&P 500 Buffer 20 ETF – May | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
PGIM S&P 500 Buffer 20 ETF – May | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
PGIM S&P 500 Buffer 12 ETF – June
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF – June | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
PGIM S&P 500 Buffer 12 ETF – June | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM S&P 500 Buffer 12 ETF – June | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM S&P 500 Buffer 12 ETF – June | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF – June | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF – June
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF – June | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
PGIM S&P 500 Buffer 20 ETF – June | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 Buffer 20 ETF – June | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM S&P 500 Buffer 20 ETF – June | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF – June | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF – July
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF – July | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
PGIM S&P 500 Buffer 12 ETF – July | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM S&P 500 Buffer 12 ETF – July | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
PGIM S&P 500 Buffer 12 ETF – July | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF – July | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF – July
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF – July | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
PGIM S&P 500 Buffer 20 ETF – July | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM S&P 500 Buffer 20 ETF – July | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM S&P 500 Buffer 20 ETF – July | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF – July | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - August
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - August | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
PGIM S&P 500 Buffer 12 ETF - August | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM S&P 500 Buffer 12 ETF - August | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM S&P 500 Buffer 12 ETF - August | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - August | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - August
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - August | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM S&P 500 Buffer 20 ETF - August | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM S&P 500 Buffer 20 ETF - August | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM S&P 500 Buffer 20 ETF - August | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - August | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - September
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - September | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
PGIM S&P 500 Buffer 12 ETF - September | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM S&P 500 Buffer 12 ETF - September | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
PGIM S&P 500 Buffer 12 ETF - September | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - September | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - September
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - September | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM S&P 500 Buffer 20 ETF - September | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM S&P 500 Buffer 20 ETF - September | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM S&P 500 Buffer 20 ETF - September | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - September | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - October
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - October | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
PGIM S&P 500 Buffer 12 ETF - October | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM S&P 500 Buffer 12 ETF - October | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
PGIM S&P 500 Buffer 12 ETF - October | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - October | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - October
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - October | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PGIM S&P 500 Buffer 20 ETF - October | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM S&P 500 Buffer 20 ETF - October | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
PGIM S&P 500 Buffer 20 ETF - October | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - October | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - November
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - November | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM S&P 500 Buffer 12 ETF - November | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM S&P 500 Buffer 12 ETF - November | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
PGIM S&P 500 Buffer 12 ETF - November | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - November | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - November
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - November | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM S&P 500 Buffer 20 ETF - November | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM S&P 500 Buffer 20 ETF - November | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
PGIM S&P 500 Buffer 20 ETF - November | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - November | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - December
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 12 ETF - December | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
PGIM S&P 500 Buffer 12 ETF - December | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM S&P 500 Buffer 12 ETF - December | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
PGIM S&P 500 Buffer 12 ETF - December | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 12 ETF - December | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - December
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Buffer 20 ETF - December | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
PGIM S&P 500 Buffer 20 ETF - December | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM S&P 500 Buffer 20 ETF - December | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
PGIM S&P 500 Buffer 20 ETF - December | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Buffer 20 ETF - December | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered S&P 500 Buffer 12 ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered S&P 500 Buffer 12 ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Laddered S&P 500 Buffer 12 ETF | Affiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
PGIM Laddered S&P 500 Buffer 12 ETF | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered S&P 500 Buffer 12 ETF | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Laddered S&P 500 Buffer 20 ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered S&P 500 Buffer 20 ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Laddered S&P 500 Buffer 20 ETF | Affiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
PGIM Laddered S&P 500 Buffer 20 ETF | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered S&P 500 Buffer 20 ETF | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Nasdaq-100 Buffer 12 ETF - January
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - January | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
PGIM Nasdaq-100 Buffer 12 ETF - January | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Nasdaq-100 Buffer 12 ETF - January | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
PGIM Nasdaq-100 Buffer 12 ETF - January | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Nasdaq-100 Buffer 12 ETF - January | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - April
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - April | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.00%
PGIM Nasdaq-100 Buffer 12 ETF - April | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Nasdaq-100 Buffer 12 ETF - April | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
PGIM Nasdaq-100 Buffer 12 ETF - April | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Nasdaq-100 Buffer 12 ETF - April | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - July
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF - July | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM Nasdaq-100 Buffer 12 ETF - July | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Nasdaq-100 Buffer 12 ETF - July | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
PGIM Nasdaq-100 Buffer 12 ETF - July | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Nasdaq-100 Buffer 12 ETF - July | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF-October
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Nasdaq-100 Buffer 12 ETF-October | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
PGIM Nasdaq-100 Buffer 12 ETF-October | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Nasdaq-100 Buffer 12 ETF-October | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
PGIM Nasdaq-100 Buffer 12 ETF-October | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Nasdaq-100 Buffer 12 ETF-October | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered Nasdaq-100 Buffer 12 ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered Nasdaq-100 Buffer 12 ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Laddered Nasdaq-100 Buffer 12 ETF | Affiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered Nasdaq-100 Buffer 12 ETF | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Laddered Nasdaq-100 Buffer 12 ETF | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - January
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - January | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
PGIM S&P 500 Max Buffer ETF - January | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM S&P 500 Max Buffer ETF - January | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
PGIM S&P 500 Max Buffer ETF - January | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - January | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - February
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - February | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM S&P 500 Max Buffer ETF - February | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM S&P 500 Max Buffer ETF - February | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
PGIM S&P 500 Max Buffer ETF - February | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - February | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - March
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - March | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM S&P 500 Max Buffer ETF - March | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM S&P 500 Max Buffer ETF - March | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
PGIM S&P 500 Max Buffer ETF - March | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM S&P 500 Max Buffer ETF - March | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - April
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - April | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
PGIM S&P 500 Max Buffer ETF - April | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM S&P 500 Max Buffer ETF - April | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
PGIM S&P 500 Max Buffer ETF - April | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
PGIM S&P 500 Max Buffer ETF - April | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM S&P 500 Max Buffer ETF - May
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - May | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
PGIM S&P 500 Max Buffer ETF - May | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM S&P 500 Max Buffer ETF - May | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
PGIM S&P 500 Max Buffer ETF - May | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(98.90%)
PGIM S&P 500 Max Buffer ETF - May | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	198.90%

[1]	Less than 0.05%